INCOME TAXES - Narrative Income Tax expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate	$ (29)	$ 370	$ 0
Net change in measurement of deferred tax assets	(68)	182	(423)
Decrease through loss of control of subsidiary, deferred tax asset	552	563
Effect of utilization of unrecognized tax losses carried forward			(366)
Increase (decrease) through derecognition of DTA on losses and deductible temporary differences			(109)
Tax effect of foreign tax rates	16	(21)	(20)
Tax contingencies/settlements	$ 97	$ 263	43
Kazakhstan Operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expense non-deductible, impairment charges			900
Expense non-deductible, loss on disposal			1,500
ArcelorMittal USA LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease through loss of control of subsidiary, deferred tax asset			(292)
Calvert1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Proportion of ownership interest in subsidiary (in percent)	50.00%
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate (in percent)	23.87%	24.94%
Decrease through loss of control of subsidiary, deferred tax asset	$ (620)
Future taxable income increase due to tax integration		$ (381)	$ (314)
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax contingencies/settlements	$ 202
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate (in percent)	25.00%	30.30%